Total Assets by Segment and Reconciliation to Consolidated Financial Statements (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 176,064	$ 116,371
Americas
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	5,525	2,782
Europe
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	3,095	1,520
Greater China
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,321	1,005
Japan
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,698	637
Rest of Asia- Pacific
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	913	705
Retail
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,725	2,151
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	15,277	8,800
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 160,787	$ 107,571